Expense Example, No Redemption {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-12 - Fidelity Advisor® Diversified International Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example, No Redemption:
1 Year	$ 688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor Diversified International Fund-Class M
Expense Example, No Redemption:
1 Year	492
3 Years	793
5 Years	1,114
10 Years	2,025
Fidelity Advisor Diversified International Fund-Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,306
Fidelity Advisor Diversified International Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Advisor Diversified International Fund-Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954